Form N-CSR Cover	6 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024